LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated September 14, 2020 to the Prospectus dated August 1, 2020

On September 11, 2020, the Board of Trustees (“Board”) of Forum Funds (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, LMCG Investments, LLC (the “Adviser”), recommended that the Board approve the Plan because of the resignation from the Adviser of a co-portfolio manager of the Fund and the Adviser’s decision to close its international small cap strategy and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after September 11, 2020. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about October 12, 2020 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated September 14, 2020 to the Statement of Additional Information (“SAI”)
dated August 1, 2020

On September 11, 2020, the Board of Trustees (“Board”) of Forum Funds (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, LMCG Investments, LLC (the “Adviser”), recommended that the Board approve the Plan because of the resignation from the Adviser of a co-portfolio manager of the Fund and the Adviser’s decision to close its international small cap strategy and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after September 11, 2020. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about October 12, 2020 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.